Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues		SFr 20,900	SFr 20,323	SFr 23,797
Total operating expenses		18,897	22,337	25,895
Compensation and benefits		10,177	10,572	11,546
General and administrative expenses		6,835	9,770	8,574
Retained Earnings (Accumulated Deficit)		24,973	25,954
Accumulated Other Comprehensive Income (Loss), Net of Tax		(18,738)	(16,272)
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	SFr 200
Net revenues, change in presentation, gross to net - decrease	(100)
Total operating expenses	200
Total operating expenses, change in presentation, gross to net - decrease	SFr (100)
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					SFr (44)
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)					21
Accumulated Other Comprehensive Income (Loss), Net of Tax					(21)
Accounting Standards Update 2016-01 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Retained Earnings (Accumulated Deficit)							SFr (475)
Accumulated Other Comprehensive Income (Loss), Net of Tax							SFr 475
Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						SFr 85
Accounting Standards Update 2016-15 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					0
Accounting Standards Update 2016-16 [Member] | Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						SFr (81)
Accounting Standards Update 2016-18 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					SFr 0
Accounting Standards Update 2017-07 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Compensation and benefits		153	37
General and administrative expenses		(153)	(37)
Bank
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues		20,965	20,393	23,811
Total operating expenses		19,202	22,630	26,136
Compensation and benefits		9,964	10,777	11,656
General and administrative expenses		7,413	9,885	SFr 8,735
Retained Earnings (Accumulated Deficit)		8,484	9,814
Accumulated Other Comprehensive Income (Loss), Net of Tax		SFr (15,932)	SFr (13,242)